Investment in A Limited Partnership (Tables)	12 Months Ended
Dec. 31, 2020
Investment Company, Financial Highlights [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
	Investment	% of ownership	Investment dates

Ningbo Meishan Xinaishan Equity Investment Limited Partnership (“limited partnership”)	$1,285,859	28%	November 5, 2020
Less: share of operating loss of limited partnership	(27,071)
	1,258,788